Average Annual Total Returns - SSGA Growth ETF Portfolio	Apr. 30, 2021
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	16.25%
5 Years	12.25%
10 Years	9.13%
SSGA Growth Composite Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.36%
5 Years	10.65%
10 Years	8.83%
Class A
Average Annual Return:
1 Year	11.06%
5 Years	9.87%
10 Years	8.30%
Class B
Average Annual Return:
1 Year	10.75%
5 Years	9.61%
10 Years	8.03%
Class E
Average Annual Return:
1 Year	10.84%
5 Years	9.71%
10 Years	8.14%